INVENTORIES (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Finished goods	€ 260	€ 315
Work in progress	537	638
Raw materials	231	308
Stores and supplies	123	112
Inventories write down	(53)	(53)
Total inventories	€ 1,098	€ 1,320